Goodwill	12 Months Ended
Dec. 31, 2018
Goodwill [Abstract]
GOODWILL

Note 11:- Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2017 and 2018 were as follows:

Balance as of January 1, 2017	$495,362

Acquisition of subsidiaries	94,851
Classifications	1,105
Foreign currency translation adjustments	25,954

Balance as of December 31, 2017	617,272
Acquisition of subsidiaries	43,394
Classifications	(18)
Foreign currency translation adjustments	(19,793)

Balance as of December 31, 2018	$640,855

The Company performed annual impairment tests during the fourth quarter of 2018 and did not identify any impairment losses (see Note 2(21)).